787 Seventh Avenue

New York, NY 10019-6099

Tel: 212 728 8000

Fax: 212 728 8111

June 8, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: BlackRock Short-Term Municipal Fund, a series of BlackRock Municipal Bond Fund, Inc.  (File No. 002-57354 and File No. 811-02688)

Ladies and Gentlemen:

On behalf of BlackRock Municipal Bond Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 22, 2020, to the Prospectus, dated October 28, 2019, for BlackRock Short-Term Municipal Fund (the "Fund"). The purpose of the filing is to submit the 497(e) filing dated May 22, 2020 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728- 8955.

Very truly yours,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:Janey Ahn, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP